Center Coast MLP Focus Fund (Prospectus Summary) | Center Coast MLP Focus Fund
SUMMARY SECTION
Investment Objective
The Center Coast MLP Focus Fund (the "Fund") seeks maximum total return with an emphasis on providing cash distributions to shareholders.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled "Reduced Sales
Charges - A Shares" on page 27 of the Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Center Coast MLP Focus Fund (USD $)	Class A Shares		Class C Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%	[2]	1.00%	[3]	none
Wire fee	20		20		20
Retirement account fees (annual maintenance and full redemption requests)	15		15		15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Center Coast MLP Focus Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	7.17%	7.17%	7.17%
Other expenses		0.62%	0.62%	0.62%
Total annual fund operating expenses		9.04%	9.79%	8.79%
Fee waiver and/or expense reimbursements	[2]	(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	8.67%	9.42%	8.42%
[1]	Deferred income tax expense represents an estimate of the Fund's potential tax expense if it were to incur a net operating loss and/or if it were to recognize the unrealized gains in the portfolio. Additional information on the Fund's deferred income tax expense can be found in the section entitled "More About the Fund's Investment Strategies and Risks."
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until March 31, 2013, and may be terminated by the Trust's Board of Trustees at any time. The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund's operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Center Coast MLP Focus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	1,377	2,953	4,404	7,549
Class C Shares	1,021	2,704	4,320	7,730
Institutional Class Shares	828	2,462	3,974	7,282

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Center Coast MLP Focus Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	1,377	2,953	4,404	7,549
Class C Shares	921	2,704	4,320	7,730
Institutional Class Shares	828	2,462	3,974	7,282

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher realized taxes at the Fund level. The transaction costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets
(including amounts borrowed for investment purposes) in common units of master limited partnerships ("MLPs") and equity securities of "MLP affiliates" which the Fund's sub-advisor defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs
(collectively, "MLP Positions"). While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 15 to 25 high quality MLP Positions which the
Fund's sub-advisor believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund will concentrate (i.e., invest more than 25% of its net assets) in securities of companies in the energy industry, and the Fund intends to make the majority of its investments in  "midstream"
MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.  The Fund may invest in securities of MLPs and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices.

The Fund's sub-advisor, Center Coast Capital Advisors, LP ("Center Coast" or the
"Sub-Advisor"), seeks to identify a portfolio of high quality MLPs. In managing the Fund's assets the Sub-Advisor uses a disciplined investment process focused on due diligence from the perspective of an MLP owner, operator and acquirer.

o  The Sub-Advisor first establishes a universe of high quality MLPs (i.e., MLPs with strong risk adjusted returns and stable and growing cash distributions)
   utilizing a proprietary multifactor model, and then strategically weights those companies using financial and valuation analysis centered on quantitative factors including cash flow, yield and relative valuation to establish a valuation target.

o  Next the Sub-Advisor evaluates asset quality, considering factors such as contract structure, operating risk, competitive environment and growth potential. The Sub-Advisor also assesses management quality, drawing on its previous experience with many of the MLPs' management teams to evaluate their financial discipline, level of general partner support, operational expertise, strength of their business plans and ability to execute those plans. The
   Sub-Advisor also includes in the diligence process an assessment of the trading dynamics of the securities issued by the MLPs, including liquidity, identification of fund flow from institutional investors with large holdings in the MLPs, equity overhang (i.e., the difference between funds raised and funds invested) and float (i.e., the number of a company's shares issued and available to be traded by the general public).

o  The Sub-Advisor then ranks, weights and invests in MLPs based on the
   Sub-Advisor's assessment of the durability of their cash flows, relative market valuation and growth potential.

The Sub-Advisor will sell an investment if it determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk or other investments with more attractive valuations and return characteristics are identified.

The Fund will not be managed to meet the pass-through requirements of
Sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended (the
"Code"), which would restrict the Fund's ability to fully invest in MLPs. As a result, unlike traditional open-end mutual funds, the Fund generally will be subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%) and will be subject to state and local income tax by reason of its investments in equity securities of MLPs.

The Fund currently anticipates making distributions to its shareholders at a rate (as a percentage of net assets) that is approximately equal to the distribution rate the Fund receives from the MLPs in which it invests (that is, at approximately the same rate as the distributions paid by the MLPs in the
Fund's portfolio, including returns of capital, as a percentage of the aggregate value of the MLPs in the Fund's portfolio), without offset for the expenses of the Fund. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund.  The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions that are approximately equal to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital, may differ greatly from those of the underlying MLPs.

Master Limited PartnershipsAn MLP is an entity receiving partnership taxation treatment under the Code, the partnership interests or "units" of which are traded on securities exchanges like shares of corporate stock. To qualify as a master limited partnership, a publicly traded entity must receive at least
90% of its income from qualifying sources as set forth in the Code. These qualifying sources include, among others, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities.
Additional information on MLPs and MLP I-shares ("I-Shares"), which represent ownership interests issued by MLP affiliates, can be found in the section entitled "More About the Fund's Investment Strategies and Risks."
Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Risks of Investing in MLP Units. An investment in MLP units involves additional risks from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP's general partner, and capital markets risk.

Energy Industry Concentration Risks. A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the
Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in MLPs and other companies operating in the energy industry include but are not limited to the following:

o  Commodity Risk. MLPs and other companies operating in the energy industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

o  Supply and Demand Risk. MLPs and other companies operating in the energy industry may be impacted by the levels of supply and demand for energy commodities.

o  Environmental and Regulatory Risk. MLPs and other companies operating in the energy industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

o  Acquisition Risk. MLPs owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

o  Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of MLPs and other companies operating in the energy industry as the yields on alternative investments increase.

o  Extreme Weather Risk.  Weather plays a role in the seasonality of some MLPs'
   cash flows, and extreme weather conditions could adversely affect performance and cash flows of those MLPs.

o  Catastrophic Event Risk. MLPs and other companies operating in the energy industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy industry.

Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:

o  Fund Structure Risk. Unlike open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders. The Fund's ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The
   Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund. In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund's shareholders.

o  MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S.
   federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an
   MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share ("NAV") of the Fund's shares.

Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which ultimately shelter the recognition of taxable income by the
Fund. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the Fund, which would similarly reduce the
Fund's NAV, subject the Fund to U.S. federal, state and local corporate income taxes on a greater portion of the amount of the distributions it receives from the MLPs, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax advantaged return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund's taxable income (and earnings and profits), but those deductions may be recaptured in the
Fund's taxable income (and earnings and profits) in subsequent years when the
MLPs dispose of their assets or when the Fund disposes of its interests in the
MLPs. When deductions are recaptured, distributions to the Fund's shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund's shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.

o  Deferred Tax/Financial Reporting Risk. In calculating the Fund's NAV in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will rely to some extent on information provided by MLPs, which is not necessarily timely, to estimate deferred tax asset and/or liability balance for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's NAV.
   From time to time, the Fund will modify its estimates or assumptions regarding its deferred tax asset and/or liability as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund's NAV.

Liquidity Risk. MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the
Fund would like and may be limited in its ability to make alternative investments. This may also adversely affect the Fund's ability to remit dividend payments to shareholders. The Fund may not purchase or hold securities that are illiquid or are otherwise not readily marketable if, in the aggregate, more than
15% of its net assets would be invested in illiquid securities.

General Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Management Risk. The Fund has an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Equity Securities Risk. MLP units and other equity securities held by the Fund can be affected by general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Small Capitalization Risk. Small capitalization companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the
Fund could have greater difficulty selling such securities at the time and price than the Fund would like.

Cash Flow Risk. The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity's operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity's operations. The Fund periodically will distribute more than its income and net realized capital gains; therefore, a portion of a shareholder's distribution would be a return of capital. A return of capital may occur when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital represents a return of a shareholder's original investment in Fund shares (net of fees paid thereon), and should not be confused with a dividend from earnings and profits.
Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Total Return for Class A Shares For each calendar year at NAV

Class A Shares Highest Calendar Qtr Return at NAV (non-annualized): 9.83% Quarter Ended 12/31/11 Lowest Calendar Qtr Return at NAV (non-annualized): (2.54)% Quarter Ended 9/30/11
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns Center Coast MLP Focus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A Shares - Return Before Taxes	4.51%	4.51%	Dec. 31, 2010
Class A Shares After Taxes on Distributions	Class A Shares - Return After Taxes on Distributions	3.65%	3.65%	Dec. 31, 2010
Class A Shares After Taxes on Distributions and Sales	Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.98%	3.98%	Dec. 31, 2010
Class C Shares	Class C Shares - Return Before Taxes	8.75%	8.75%	Dec. 31, 2010
Institutional Class Shares	Institutional Shares - Return Before Taxes	10.80%	10.80%	Dec. 31, 2010
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	2.11%	Dec. 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class A Shares and after-tax returns for other classes will vary.